Notes Related to the Consolidated Statements of Financial Position - Estimate of the Retirement Commitments (Detail) - yr	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	1.57%	1.30%	1.36%
Wage increase	2.00%	2.00%	2.00%
Mortality table	INSEE 2014	INSEE 2014	INSEE 2014
Bottom of range [member]
Disclosure Of Defined Benefit Plans [Line Items]
Expected staff turnover	0.00%	0.00%	0.00%
Age of retirement:	65	65	65
Top of range [member]
Disclosure Of Defined Benefit Plans [Line Items]
Expected staff turnover	10.00%	10.00%	10.00%
Age of retirement:	67	67	67
Non-executive [member]
Disclosure Of Defined Benefit Plans [Line Items]
Social welfare contribution rate	44.00%	44.00%	44.00%
Executive [member]
Disclosure Of Defined Benefit Plans [Line Items]
Social welfare contribution rate	54.00%	54.00%	54.00%